Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	$	$
Staff advances	301	851
Prepayment for products	1,539	1,528
Advance to OEMs	15,897	16,417
Rental and other deposits	718	1,426
VAT recoverable	2,400	1,437
Receivable from an export/import agent	6,410	9,101
Rebate receivable	1,448	-
Others	124	397
	28,837	31,157
Less: provision	(12,871)	(13,992)

	15,966	17,165